Note 17 - Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net loss	$ (330)	$ (4,255)
Weighted average number of shares outstanding (in shares)	76,668,827	58,065,635
Basic and diluted loss per share (in CAD per share)	$ 0	$ (0.07)